Goodwill - Carrying Amount of Goodwill Allocated to Cash-generating Unit (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	¥ 212,636	$ 33,595	¥ 212,636	$ 33,595
Guangxi Yuchai Machinery Company Limited [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	¥ 212,636	$ 33,595	¥ 212,636